THE WACHOVIA FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                   January 30, 2001



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

     RE: THE WACHOVIA FUNDS   (the "Trust")
            Wachovia Equity Fund
            Wachovia Quantitative Equity Fund
            Wachovia Growth and Income Fund
            Wachovia Equity Index Fund
            Wachovia Special Values Fund
            Wachovia Emerging Markets Fund
            Wachovia Personal Equity Fund
            Wachovia Balanced Fund
            Wachovia Fixed Income Fund
            Wachovia Intermediate Fixed Income Fund
            Wachovia Short-Term Fixed Income Fund
            Wachovia Blue Chip Value Fund
            Wachovia New Horizons Fund
            Wachovia International Equity Fund
            Wachovia Executive Fixed Income Fund
            Wachovia Money Market Fund
            Wachovia Prime Cash Management Fund
            Wachovia Tax-Free Money Market Fund
            Wachovia U.S. Treasury Money Market Fund
         1933 Act File No. 33-44590
         1940 ACT FILE NO. 811-6504

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated January 31,2001, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 37 on January 30, 2001.

      If you have any questions regarding this certification, please call me at
(412) 288-8260.

                                          Very truly yours,



                                              /s/ Gail C. Jones
                                                  Gail C. Jones
                                                      Secretary